Shareholder Report, Average Annual Return (Details)		12 Months Ended	35 Months Ended	60 Months Ended	87 Months Ended	116 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		14.64%		7.86%			7.90%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		14.36%		7.59%			7.63%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		(0.38%)		(0.78%)		1.27%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		(0.72%)		(1.06%)		1.01%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		19.39%		10.80%			9.07%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		19.09%		10.53%			8.80%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		6.37%		11.72%		11.12%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		6.07%		11.42%		10.84%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		9.15%		4.48%			5.34%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		9.00%		4.24%			5.09%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		2.72%		2.10%			2.41%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		2.59%		1.85%			2.16%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		10.91%	4.10%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		10.61%	3.83%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		14.45%	5.82%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		14.19%	5.56%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		3.88%		0.45%			1.79%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		3.62%		0.20%			1.54%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		6.48%		1.69%			2.07%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		6.11%		1.43%			1.81%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		12.94%		10.64%			9.16%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		12.66%		10.37%			8.89%
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent		(1.20%)		(2.83%)			1.55%
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class I - without sales charge
Average Annual Return, Percent		(1.65%)		(3.11%)			1.28%
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class - without sales charge
Average Annual Return, Percent		4.79%		2.15%			1.42%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[1]	23.81%		13.86%			12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[2]	23.81%		13.86%			12.55%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)		1.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[3]	23.81%		13.86%			12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[4]	23.81%		13.86%			12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[5]	23.81%		13.86%		12.58%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[6]	23.81%		13.86%		12.58%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[7]	1.25%		(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[8]	1.25%		(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[9]	1.25%		(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[10]	1.25%		(0.33%)			1.35%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[11]	17.49%	7.04%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[12]	17.49%	7.04%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[13]	17.49%	7.04%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent	[14]	17.49%	7.04%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[15]	1.25%		(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[16]	1.25%		(0.33%)			1.35%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[17]	23.81%		13.86%			12.55%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[18]	23.81%		13.86%			12.55%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%		1.70%			3.64%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%		1.70%			3.64%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[19]	1.25%		(0.33%)			1.35%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		10.83%		6.80%			6.78%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		15.13%		8.80%			8.57%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.53%			13.10%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		10.83%		6.80%			6.78%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		15.13%		8.80%			8.57%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.53%			13.10%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%		8.68%			8.49%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%		8.68%			8.49%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		24.51%		14.28%		12.91%
Russell 1000 Invesco Dynamic Multifactor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Invesco Dynamic Multifactor Index
Average Annual Return, Percent		7.22%		12.04%	13.57%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		24.51%		14.28%		12.91%
Russell 1000 Invesco Dynamic Multifactor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Invesco Dynamic Multifactor Index
Average Annual Return, Percent		7.22%		12.04%	13.57%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		8.19%		4.21%			5.17%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		8.19%		4.21%			5.17%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		1.84%		1.87%			2.24%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		1.84%		1.87%			2.24%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		10.83%	4.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	11.41%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		10.83%	4.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	11.41%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		10.83%	4.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	11.41%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		10.83%	4.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	11.41%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		4.39%		1.53%			1.61%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		4.39%		1.53%			1.61%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		11.54%		7.40%			7.82%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		11.54%		7.40%			7.82%
FTSE 3 Month US T Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3 Month US T Bill Index
Average Annual Return, Percent		5.45%		2.54%			1.79%

[1]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[2]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[3]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[4]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[5]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[6]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[7]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[8]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[9]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[10]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[11]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[12]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[13]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[14]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[15]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[16]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[17]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[18]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[19]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.